Income tax expense	12 Months Ended
Mar. 31, 2021
Disclosure Of Income Tax Expense [Abstract]
Income tax expense	Income tax expense
The below table reconciles the income tax charge at the statutory tax rate to the effective taxes reported in the income statement:

(EUR thousand)		For the financial year ended March 31
Income tax	Note	2021	2020	2019
Current income tax expense		(3,041)	(24,389)	(28,772)
Adjustment in respect of current income tax of previous years		(149)	510	(10,181)
Deferred tax benefit	28	34,167	16,198	15,997
Income tax benefit / (expense) reported in the income statement		30,977	(7,681)	(22,956)
Of which income tax benefit related to amortization of acquisition related items		15,066	15,066	15,066

Of which tax impact on exceptional items	3,726	1,210	2,822
Of which exceptional income tax expense	(2,303)	(1,341)	(14,526)

(EUR thousand)	For the financial year ended March 31
	2021 Restated	2020	2019
(Loss) / Profit before tax	(465,362)	9,350	29,843
Effective tax
Tax benefit / (expense) calculated at the weighted average expected tax rate of 24.00% (24.00% in FY2019/20, 21.40% in FY2018/19)	111,687	(2,244)	(6,387)
Adjustment in respect of current income tax of previous years	(149)	550	(10,181)
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	(600)	502	501
Expenses not deductible for tax purposes	(32,138)	(15,882)	(18,577)
Current year losses not generating deferred tax assets	(11,637)	—	(1,017)
Effect of capital reorganization	(15,225)	—	—
Effect of income taxed at different tax rates	(22,668)	6,250	9,970
Deferred tax asset recognized for previously unrecognized tax loss carry forward	10	1,028	4,479
Deferred tax asset recognized for future tax credit	440	1,045	—
Other tax items	1,257	1,071	(1,744)
Total reported effective tax benefit / (expense)	30,977	(7,681)	(22,956)

(EUR thousand)		For the financial year ended March 31
Tax items recognized directly in other comprehensive income:	Note	2021	2020	2019
Tax effect on remeasurements of post-employment benefit obligations	28	108	307	(74)
Total tax effect		108	307	(74)
Exceptional Income Tax Expenses
Italy
The Italian tax authorities opened a tax audit in February 2016 on Global Blue Italia S.r.l. (“Global Blue Italy”). As a result of settlement procedures initiated in 2018, a formal settlement was reached with the Italian tax authorities in relation to certain matters in April 2019. The settlement covers the findings on license fees and intercompany interest rate for the financial years ended March 31, 2014 and 2015 as well as the finding on withholding tax on license fee for the calendar years 2013 and 2014 for a total amount of EUR3.6 million which was paid in April 2019.
Subsequently, Global Blue signed another final settlement with the Italian tax authorities for an amount of EUR10.9 million which became legally binding on August 3, 2020. This settlement covers the findings on withholding tax on interests for the calendar years 2013 to 2017 and license fees and intercompany interest rate for the financial years ended March 31, 2016, 2017 and 2018, as well as withholding tax on license fees for calendar years 2015 to 2017. The amount of EUR10.9 million is payable in 16 quarterly installments with three payments made on August 3, 2020, November 30, 2020 and February 26, 2021. Discussions with the Italian tax authorities are ongoing with respect to their finding on withholding tax on interests and license fees for the calendar year 2018.
During the financial year ended March 31, 2021, the Company booked an additional income tax payable of EUR0.9 million related to the settlement above. As a result of the payment of the three first installments and the additional accrual, the income tax payable relating to Italy is EUR12.4 million as of March 31, 2021 (EUR13.6 million as of March 31, 2020 and EUR16.6 million as of March 31, 2019).

Separately, Global Blue Italy received notices of assessment from the tax authorities of the city of Milan with respect to Global Blue Italy’s treatment of certain merchant invoices issued in 2013, 2014 and 2015. Global Blue and the tax authorities have initiated discussions in view of a potential settlement of this matter. An accrual of EUR0.3 million was booked as of March 31, 2021 (nil as of March 31, 2020 and nil as at March 31, as of March 31, 2019).
Germany
Global Blue New Holdings Germany GmbH (“GBNHG”), as controlling entity, and Global Blue Deutschland GmbH (“GBD”), as controlled entity, entered into a profit and loss pooling agreement (hereinafter the “PLPA”) dated October 5, 2000, allowing the pooling of income and losses of both entities for corporate income and trade tax purposes. While the provisions of the PLPA allow the utilization of capital reserves built up at the level of GBD during the term of the PLPA for loss compensation (or for the profit transfer to GBNHG), such provisions, in light of a recent court ruling issued in April 2018, may not be permissible under German law. Even though GBD has not utilized any capital reserves as permitted by the PLPA, there is a risk that the tax authorities might challenge the effectiveness of the PLPA and, as a consequence, deny the profit and loss pooling within the German Global Blue group relating to the financial year 2019 and previous tax periods. Based on the opinion of Global Blue´s advisers, the Company recognized an uncertain tax position of EUR4.1 million as of March 31, 2021, including an additional EUR0.3 million related to the late interests until March 31, 2021 (EUR3.8 million as of March 31, 2020 and EUR3.7 million as of March 31, 2019). An amended PLPA, from which the provisions in focus were removed, was registered in December 2019; therefore, the risk described above is only related to historical financial years.